Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
14.	SUBSEQUENT EVENTS

Convertible Promissory Note Private Placement

On June 29, 2026, the Company’s board of directors approved the private placement financing and entered into a Securities Purchase Agreement with one institutional investor. Pursuant to the agreement, the Company issued to such institutional investor an unsecured convertible promissory note with a principal amount of $2,170,000, together with 325,000 pre-delivered American Depositary Shares (“ADSs”), representing 19,500,000 underlying ordinary shares. The total consideration for this transaction was $2,000,975. The institutional investor remitted the full subscription proceeds by wire transfer to the Company’s designated bank account on July 2, 2026. The convertible promissory note bears interest at 6.0% per annum and matures on June 30, 2027.

Subsequent to June 30, 2026 and as of the date of this interim report, the Company entered into a Securities Purchase Agreement with the same institutional investor   to privately issue an unsecured convertible promissory note with an original principal amount of $4,330,000. The investor paid $4,000,000, and the original-issue discount of $320,000 and $10,000 in transaction costs were included in the initial principal of the note. The note bears interest at 6.0% per annum and matures in 12 months; upon an event of default, the interest rate may be increased up to 18.0%.

The note contains variable conversion terms: the conversion price equals 90% of the lowest volume-weighted average price (VWAP) of the American Depositary Shares (ADSs) for the preceding ten-trading-day period, less $0.05. The beneficial ownership of ADSs by the investor and its affiliates is capped at 9.99% of the total outstanding ADSs, and such cap is non-waivable. The Company filed Form 424B5 under its F-3 shelf registration statement to register the ADSs issuable upon conversion of the note. Gross proceeds of $4,000,000 from this transaction will be used for working capital and general corporate purposes. From August 27, 2026 through September 16, 2026, the investor converted an aggregate of $1,157,000 of the outstanding balance under the note into an aggregate of 2,378,312 ADSs. Conversions settled prior to the effectiveness of the ADS-ratio change on September 8, 2026 were based on the original ratio of 60 ordinary shares per ADS, while conversions occurring after September 8, 2026, the effective date of the ADS-ratio change, were settled under the new ratio of 420 ordinary shares per ADS. As of September 18, 2026, there were no additional conversions. As of September 18, 2026, the remaining outstanding balance of the note was approximately $3,185,375, consisting of principal of $3,173,000 and accrued interest of $12,375.

ADS Ratio Change and Nasdaq Listing Deficiency

Subsequent to the end of the reporting period, the Company implemented an ADS-ratio change effective September 8, 2026, changing from one ADS representing 60 ordinary shares to one ADS representing 420 ordinary shares, which had the same economic effect as a one-for-seven reverse ADS split for ADS holders. This ADS-ratio change did not alter the total number of underlying ordinary shares. On August 6, 2026, the Company received an official Nasdaq deficiency notice for failing to meet the $15.0-million minimum public-float market-value requirement for continued listing. The cure period expires on February 1, 2027, and there exists a potential risk of delisting. While conversions under the note may increase the number of unrestricted publicly held ADSs, there can be no assurance that such conversions will cure the Nasdaq public-float-market-value deficiency, as the market value of unrestricted publicly held shares is also dependent on the trading price of the ADSs.

Bankruptcy Liquidation Proceeding

On August 4, 2026, the Shanghai No.3 Intermediate People’s Court issued Civil Ruling (2026) Hu 03 Po No. 1022, accepting the bankruptcy liquidation petition filed by creditors Guo Gang, Liu Jia and Zhang Ying against Shanghai Xiao-i, on the grounds that Shanghai Xiao-i was unable to pay its due debts and evidently lacked solvency. The court held that Shanghai Xiao-i still failed to settle its debts after compulsory enforcement by a people’s court, which constituted evident lack of solvency, and accordingly ruled to admit the bankruptcy liquidation application. On August 10, 2026, the court appointed Shanghai Zhongyuanxin Liquidation Affairs Co., Ltd. as the bankruptcy administrator of Shanghai Xiao-i. The administrator has taken over Shanghai Xiao-i’s assets, corporate seals, accounting books and documents, and is conducting property investigation together with the filing and verification of creditors’ claims. The first creditors’ meeting will be convened on October 20, 2026.

The Group has evaluated subsequent events through the date of issuance of the condensed consolidated financial statements, and noted that there are no other subsequent events.